Commitments and Contingencies (Details Narrative) $ in Thousands	Aug. 31, 2021 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Oct. 31, 2022 SGD ($)	Nov. 25, 2020 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Commercial loan term				10 years	5 years
Commercial loan				$ 7,400,000	$ 200,000
Interest rate percentage					2.25%
Loan installments					60 months
Bank loan		$ 1,650	$ 2,230,000
Contingencies amount	$ 2,200,000